Cover	May 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2024
Entity File Number	814-01094
Entity Registrant Name	GUGGENHEIM CREDIT INCOME FUND 2016 T
Entity Central Index Key	0001618694
Entity Tax Identification Number	47-2016837
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	330 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	739-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false